Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) - Dollar Denominated Revolving Credit Facilities [Member]	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Borrowings outstanding	$ 0
Revolving credit facility	$ 600,000,000